SCHEDULE OF LONG -TERM LOANS (Details) - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Debt Instrument [Line Items]
Total	$ 1,290,978	$ 2,325,792
Less: current portion of long-term loans	(419,610)	(2,135,979)
Total long-term loans	871,368	189,813
Xian High Tech Emerging Industry Investment Fund Partnership [Member]
Debt Instrument [Line Items]
Total	44,747	1,082,449
We Bank Co Ltd [Member]
Debt Instrument [Line Items]
Total	209,133	262,813
China Resources Shenzhen International Investment Trust One [Member]
Debt Instrument [Line Items]
Total	22,844	179,237
Huaxia Bank [Member]
Debt Instrument [Line Items]
Total	603,070	590,426
Qishang Bank [Member]
Debt Instrument [Line Items]
Total	$ 411,184	$ 210,867